RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 02, 2021	Sep. 04, 2020	Nov. 15, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 14, 2019
Retirement of debt		$ 439,545
Interest rate		6.00%
Debt instrument, forgiveness	$ 105,868
Elite Beverage International [Member]
Interest rate			6.00%
Debt instrument, forgiveness	$ 105,868
Unsecured note payable			$ 80,300
Amount of additional funding			$ 127,637
McKenzie [Member]
Outstanding balance				$ 198,915
Interest expense				7,897	$ 12,294
Accrued interest		$ 30,693
Advance fron related party					2,000
Debt instrument, forgiveness				439,545
Mr. Clark [Member]
Outstanding balance				65,922	36,000
Consulting expense				36,000	36,000
Share issued						1,000,000
The Mosely Group [Member]
Outstanding balance				4,500	$ 4,500
Accounting expense				4,500
Joey Firestone [Member]
Outstanding balance				115,000
Un-reimbursed business expense				$ 37,116
Notes Two [Member]
Note payables		50,185
Notes One [Member]
Note payables		$ 159,752